Cover	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2021
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2021
Current Fiscal Year End Date	--12-31
Entity File Number	001-36185
Entity Registrant Name	DYNAGAS LNG PARTNERS LP
Entity Central Index Key	0001578453
Entity Incorporation, State or Country Code	1T
Entity Address, Address Line One	Poseidonos Avenue and Foivis 2 Street
Entity Address, City or Town	Glyfada, Athens
Entity Address, Country	GR
Entity Address, Postal Zip Code	166 74
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Auditor Firm ID	1457
Auditor Name	Ernst & Young (Hellas) Certified Auditors Accountants S.A.
Auditor Location	Athens, Greece
Common Limited Partner [Member]
Document Information [Line Items]
Title of 12(b) Security	Common units representing limited partnership interests
Trading Symbol	DLNG
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	36,802,247
Series A Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	9.00% Series A Cumulative Redeemable Preferred Units
Trading Symbol	DLNG PR A
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	3,000,000
Series B Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	8.75% Series B Fixed to Floating Rate Cumulative Redeemable Perpetual Preferred Units
Trading Symbol	DLNG PR B
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	2,200,000
General Partner [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	35,526
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	Poseidonos Avenue and Foivis 2 Street
Entity Address, City or Town	Glyfada, Athens
Entity Address, Country	GR
Entity Address, Postal Zip Code	166 74
City Area Code	+30
Local Phone Number	210 891 7960
Contact Personnel Name	Michael Gregos